Equity dividends	12 Months Ended
Dec. 31, 2024
Equity dividends
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2022 GBPm	2023 GBPm	2024 GBPm
RELX PLC	983	1,059	1,121

Ordinary dividends declared and paid in the year ended 31 December 2024, in amounts per ordinary share, comprise: a final dividend for 2023 of 41.8p (2023: final dividend for 2022 of 38.9p; 2022: final dividend for 2021 of 35.5p) and a 2024 interim dividend for 2024 of 18.2p (2023: 17.0p; 2022: 15.7p), giving a total of 60.0p (2023: 55.9p; 2022: 51.2p).

The Directors of RELX PLC have proposed a final dividend for 2024 of 44.8p per ordinary share (2023: 41.8p; 2022: 38.9p), giving a total for the financial year of 63.0p per ordinary share (2023: 58.8p; 2022: 54.6p). The total cost of funding the proposed final dividend is expected to be £831m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2022, 2023 and 2024.